FORM 13F

Report for the Calendar Year or Quarter
Ended: March 31, 2007

This Amendment (Check only one.):
   is a restatement
x  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers & Co., Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] May 8, 2007

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
63

Form 13F Information Table Value Total:
$660,369,923

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


 KAHN BROTHERS & CO. INC.
 FORM 13F
 March 31, 2007
                                                                  INVEST  VOTING
                                             MARKET               DISCR.   AUTH.
SECURITY                CLASS   CUSIP        VALUE       QTY      SOLE     NONE

COMMON STOCK

ADVANCED MARKETING	COM  00753T105      90,222	3,223,220  	x 3,223,220
AIRBORNE INC.	COM	9269101   	  328,800	   48,000   	x    48,000
AMERICAN NAT'L INS. CO	COM  23645104  	1,834,111	   14,337   	x    14,337
AMERICAN TEL & TEL    	COM  030177109  	2,035,608	   51,626   	x    51,626
ASTORIA FIN'L         	COM  46265104	  804,959	   30,273   	x    30,273
AUDIOVOX CORP.        	COM  50757103   36,625,040  	2,486,425   	x 2,486,425
AUTOLIV	COM	52800109	3,211,295	   56,230	x    56,230
BANK OF AMERICA	COM	60505104	3,204,566	   62,810   	x    62,810
BRISTOL MYERS SQUIBB	COM  110122108  33,906,541	1,221,417   	x 1,221,417
CFS BANCORP	COM  12525D102	2,923,842	  195,706   	x   195,706
CITIGROUP, INC	COM  172967101	  637,437	   12,416   	x    12,416
CHEVRONTEXCO CORP.	COM  166764100	2,589,708	   35,015	x    35,015
COMCAST CL. A	COM	20030N101	4,043,196	  155,807   	x   155,807
CNA FINANCIAL	COM  126117100  18,189,884	  422,137   	x   422,137
DEVCON INT'L CORP.    	COM  251588109	   54,880	   11,200   	x    11,200
DELMONTE FOODS	COM  24522P103	  252,560	   22,000	x    22,000
DIME COMM.BANC	COM  253922108	6,307,488	  476,756   	x   476,756
EXXON MOBIL CORP	COM  30231G102	1,609,801	   21,336   	x	21,336
FIRST PLACE FIN'L	COM  33610T109     445,648	   20,751   	x    20,751
FIRST NIAGARA FIN'L	COM	33582V108 15,481,157	1,112,952	x 1,112,952
FLUSHING FINANCIAL CORP	COM  343873105  12,458,060	  767,595  	x   767,595
HOLOGIC              	COM 	436440101  52,171,924	  905,134  	x   905,134
HONEYWELL	COM	438516106	2,763,600	   60,000	x   60,000
IBM                    	COM  459200101   	9,780,843       103,765   	x   103,765
IDT CORP.              	COM  448947101  29,940,278	2,654,280   	x 2,654,280
IDT CORP. CL. B	COM  448847309   1,518,119       133,755   	x   133,755
KANSAS CITY SOUTHERN   	COM  485170302   1,169,870        32,880   	x    32,880
KIRIN BREWERY LTD	COM	497350306     330,330	   23,100	x    23,100
KNIGHT TRADING         	COM  499063105   2,867,832	  181,050   	x   181,050
LANDMARK SVGS. BK.     	COM  514928100   1,461,208	   52,186   	x    52,186
MARSHALL & ISLEY	COM	571834100     541,549	   11,694	x    11,694
MAXXAM CORP.           	COM  577913106     357,662	   11,938   	x    11,938
MERCHANTS GROUP        	COM  588539106   3,757,948	  114,050   	x   114,050
MERCK & CO.	COM  589331107  40,817,423	  924,098   	x   924,098
MERITOR SVGS BK PA     	COM  590007100      85,120	   19,000   	x    19,000
MEDQUIST	COM	584949101  11,141,746	1,120,900	x 1,120,900
MEDCO HEALTH SOL.	COM	58405U102   1,679,287	   23,153  	x    23,153
MONSANTO 	COM	66166W101   1,451,058	   26,402	x    26,402
MOTOROLA               	COM  620076109     212,040	   12,000   	x    12,000
NAM TAI ELEC.          	COM  629865205  17,029,631	1,315,029   	x 1,315,029
NEW YORK COMMUNITY BANC	COM  649445103  65,289,823	3,711,757   	x 3,711,757
NEW YORK MAGIC         	COM  629484106  14,562,172	  374,480   	x   374,480
NEWMARKET GROUP	COM	651587107     912,688	   22,441	x    22,441
NOVARTIS ADR           	COM  66987V109   9,667,489	  176,963   	x   176,963
NY TIMES CL A.	COM	650111107   2,727,160	  116,000	x   116,000
OLD REPUBLIC           	COM  680223104  24,288,825  	1,098,048   	x 1,098,048
PHI INC. NON-VOTE      	COM  716604202   1,886,082        69,700   	x    69,700
PFIZER INC.            	COM  717081103  32,009,893	1,267,217   	x 1,267,217
PROVIDENT BANCORP      	COM  74383A109  15,837,755	1,119,276   	x 1,119,276
QUESTAR CORP.          	COM  748356102     562,023	    6,300   	x     6,300
SCHERING PLOUGH	COM 	806605101  52,109,211	2,042,697	x 2,042,697
SEABOARD CORP.         	COM  811543107  47,624,634        21,091   	x    21,091
SLM CORP.	COM	78443P106     257,670	    6,300   	x	 6,300
SYMS CORP              	COM  871551107	8,000,850       429,000   	x   429,000
TCF FIN'L              	COM  872275102	  673,867        25,564   	x	25,564
TEMPLE INLAND          	COM  879868107     492,473         8,244   	x     8,244
THREE COM	COM  885535104  16,331,796  	4,176,930   	x 4,176,930
TRAVELERS	COM	8937E109   15,859,076	  306,338	x   306,338
USEC INC.              	COM  90333E108   3,096,459	  190,551   	x   190,551
USB HOLDINGS	COM	902910108   1,957,920	   86,290	x    86,290
VIVENDI UNIVERSAL	COM 	92851S204     637,135        15,736   	x	15,736
VOLVO                  	COM  928856400   1,607,839     19,125   	x    19,125
WYETH                  	COM  983024100  17,864,812    357,082   	x   357,082

TOTALS                                660,369,923    33,819,553    	 33,819,553